THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. Main Street Mid Cap Fund®	Alger Capital Appreciation Portfolio	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Balanced Portfolio	Franklin Rising Dividends VIP Fund	Templeton Growth VIP Fund	Janus Henderson VIT Global Research Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
Class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Class 2	—	—	—	—	—	—	—	226,279	194,828	—
Class B	—	—	—	—	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	1,017,190	—	—	—	—	—	—
Class S	—	—	—	198,880	—	—	—	—	—	—
Class S1	—	407,079	—	—	—	—	—	—	—	—
Class S2	2,990	—	11,932	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—	—	—	734,560
Class SRV2	—	—	—	—	441,491	1,087,825	1,588,105	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	2,990	407,079	11,932	1,216,070	441,491	1,087,825	1,588,105	226,279	194,828	734,560
Receivable for fund shares sold	—	19	1	283	20	42	89	10	9	34
Other assets	—	—	—	—	—	1	—	—	1	1
Total assets	2,990	407,098	11,933	1,216,353	441,511	1,087,868	1,588,194	226,289	194,838	734,595

Liabilities:
Due to Sponsor Company	—	19	1	283	20	42	89	10	9	34
Other liabilities	—	—	—	1	—	—	—	—	—	—
Total liabilities	—	19	1	284	20	42	89	10	9	34

Net assets:
For contract liabilities	$2,990	$407,079	$11,932	$1,216,069	$441,491	$1,087,826	$1,588,105	$226,279	$194,829	$734,561

Contract Liabilities:
Class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Class 2	—	—	—	—	—	—	—	226,279	194,829	—
Class B	—	—	—	—	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	1,017,190	—	—	—	—	—	—
Class S	—	—	—	198,879	—	—	—	—	—	—
Class S1	—	407,079	—	—	—	—	—	—	—	—
Class S2	2,990	—	11,932	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—	—	—	734,561
Class SRV2	—	—	—	—	441,491	1,087,826	1,588,105	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,990	$407,079	$11,932	$1,216,069	$441,491	$1,087,826	$1,588,105	$226,279	$194,829	$734,561

Shares:
Class None	—	—	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	8,058	15,611	—
Class B	—	—	—	—	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	8,779	—	—	—	—	—	—
Class S	—	—	—	1,936	—	—	—	—	—	—
Class S1	—	39,793	—	—	—	—	—	—	—	—
Class S2	90	—	1,116	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—	—	—	10,498
Class SRV2	—	—	—	—	41,572	1,087,825	67,037	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	90	39,793	1,116	10,715	41,572	1,087,825	67,037	8,058	15,611	10,498

Cost	$2,585	$458,945	$11,625	$762,910	$519,869	$1,087,824	$1,293,583	$210,585	$179,502	$479,652

Deferred contracts in the accumulation period:
Units owned by participants #	86	29,892	416	19,791	33,941	110,774	46,767	5,707	10,011	38,207
Minimum unit fair value #*	$34.863978	$12.877356	$28.675811	$54.140343	$13.007525	$9.350802	$30.481656	$39.648496	$17.725999	$18.127393
Maximum unit fair value #*	$34.863978	$13.683498	$28.675811	$92.177797	$13.007525	$9.815952	$34.416933	$39.648496	$19.858145	$19.262212
Contract liability	$2,990	$406,758	$11,932	$1,210,204	$441,491	$1,084,467	$1,587,085	$226,279	$194,829	$734,561

Contracts in payout (annuitization) period:
Units owned by participants #	—	23	—	102	—	342	30	—	—	—
Minimum unit fair value #*	$—	$13.683498	$—	$57.529319	$—	$9.815952	$34.416933	$—	$—	$—
Maximum unit fair value #*	$—	$13.683498	$—	$57.529319	$—	$9.815952	$34.416933	$—	$—	$—
Contract liability	$—	$321.00	$—	$5,865.00	$—	$3,359.00	$1,020.00	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	MFS® Investors Trust Series	Invesco V.I. American Franchise Fund	MFS® Core Equity Portfolio	AB VPS Sustainable Global Thematic Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Equity Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
Class None	$—	$—	$—	$—	$30,391	$23,675	$1,810,436	$1,585,058	$1,643,918	$2,662,397
Class 2	—	—	—	—	—	—	—	—	—	—
Class B	—	—	—	85,289	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—	—	—	—
Class S1	—	529,749	—	—	—	—	—	—	—	—
Class S2	—	141,849	—	—	—	—	—	—	—	—
Class SRV	442,051	—	248,091	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	442,051	671,598	248,091	85,289	30,391	23,675	1,810,436	1,585,058	1,643,918	2,662,397
Receivable for fund shares sold	21	32	348	4	1	1	103	74	116	573
Other assets	—	1	—	—	—	—	—	—	—	—
Total assets	442,072	671,631	248,439	85,293	30,392	23,676	1,810,539	1,585,132	1,644,034	2,662,970

Liabilities:
Due to Sponsor Company	21	32	348	4	1	1	103	74	116	573
Other liabilities	—	—	1	—	—	—	1	1	—	—
Total liabilities	21	32	349	4	1	1	104	75	116	573

Net assets:
For contract liabilities	$442,051	$671,599	$248,090	$85,289	$30,391	$23,675	$1,810,435	$1,585,057	$1,643,918	$2,662,397

Contract Liabilities:
Class None	$—	$—	$—	$—	$30,391	$23,675	$1,810,435	$1,585,057	$1,643,918	$2,662,397
Class 2	—	—	—	—	—	—	—	—	—	—
Class B	—	—	—	85,289	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—	—	—	—
Class S1	—	529,750	—	—	—	—	—	—	—	—
Class S2	—	141,849	—	—	—	—	—	—	—	—
Class SRV	442,051	—	248,090	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$442,051	$671,599	$248,090	$85,289	$30,391	$23,675	$1,810,435	$1,585,057	$1,643,918	$2,662,397

Shares:
Class None	—	—	—	—	2,113	1,596	144,951	124,906	159,759	219,489
Class 2	—	—	—	—	—	—	—	—	—	—
Class B	—	—	—	2,600	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—	—	—	—
Class S1	—	6,661	—	—	—	—	—	—	—	—
Class S2	—	1,981	—	—	—	—	—	—	—	—
Class SRV	11,367	—	8,006	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	11,367	8,642	8,006	2,600	2,113	1,596	144,951	124,906	159,759	219,489

Cost	$338,424	$510,695	$206,570	$86,419	$29,486	$26,431	$1,402,615	$1,251,104	$1,596,549	$2,199,791

Deferred contracts in the accumulation period:
Units owned by participants #	13,016	29,118	8,210	3,492	1,453	770	152,732	130,711	156,905	227,986
Minimum unit fair value #*	$32.328970	$19.724733	$27.597587	$23.771399	$20.910453	$30.727933	$11.747899	$11.973946	$9.774804	$11.445509
Maximum unit fair value #*	$34.352620	$42.514294	$29.325096	$25.160481	$20.910453	$30.727933	$11.842520	$12.136125	$9.840792	$11.600526
Contract liability	$442,051	$671,599	$239,370	$85,289	$30,391	$23,675	$1,806,627	$1,585,057	$1,542,977	$2,642,439

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	297	—	—	—	322	—	10,257	1,720
Minimum unit fair value #*	$—	$—	$29.325096	$—	$—	$—	$11.842520	$—	$9.840792	$11.600526
Maximum unit fair value #*	$—	$—	$29.325096	$—	$—	$—	$11.842520	$—	$9.840792	$11.600526
Contract liability	$—	$—	$8,720	$—	$—	$—	$3,808	$—	$100,941	$19,958

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund	Guardian U.S. Government Securities VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
Class None	$1,975,060	$1,497,849	$42,010	$523,737	$432,638	$904,705	$1,897,260	$19,229	$686,525	$119,837
Class 2	—	—	—	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—	—	—	—
Class S1	—	—	—	—	—	—	—	—	—	—
Class S2	—	—	—	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	1,975,060	1,497,849	42,010	523,737	432,638	904,705	1,897,260	19,229	686,525	119,837
Receivable for fund shares sold	109	667	2	272	20	42	105	1	32	11
Other assets	—	—	—	—	—	—	1	—	—	—
Total assets	1,975,169	1,498,516	42,012	524,009	432,658	904,747	1,897,366	19,230	686,557	119,848

Liabilities:
Due to Sponsor Company	109	667	2	272	20	42	105	1	32	11
Other liabilities	—	—	—	—	1	—	—	—	1	1
Total liabilities	109	667	2	272	21	42	105	1	33	12

Net assets:
For contract liabilities	$1,975,060	$1,497,849	$42,010	$523,737	$432,637	$904,705	$1,897,261	$19,229	$686,524	$119,836

Contract Liabilities:
Class None	$1,975,060	$1,497,849	$42,010	$523,737	$432,637	$904,705	$1,897,261	$19,229	$686,524	$119,836
Class 2	—	—	—	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—	—	—	—
Class S1	—	—	—	—	—	—	—	—	—	—
Class S2	—	—	—	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,975,060	$1,497,849	$42,010	$523,737	$432,637	$904,705	$1,897,261	$19,229	$686,524	$119,836

Shares:
Class None	73,232	41,711	1,964	39,202	40,623	67,768	167,751	1,872	71,439	12,020
Class 2	—	—	—	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—	—	—
Class I-2	—	—	—	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—	—	—	—
Class S1	—	—	—	—	—	—	—	—	—	—
Class S2	—	—	—	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	73,232	41,711	1,964	39,202	40,623	67,768	167,751	1,872	71,439	12,020

Cost	$1,361,164	$1,012,821	$32,364	$471,063	$406,437	$696,234	$1,590,752	$18,689	$696,999	$123,429

Deferred contracts in the accumulation period:
Units owned by participants #	158,709	100,144	3,639	49,927	42,489	51,018	165,385	1,975	79,861	13,081
Minimum unit fair value #*	$12.344304	$12.065679	$11.544192	$10.232134	$10.116819	$12.456527	$10.552960	$9.737528	$8.467110	$9.077971
Maximum unit fair value #*	$12.443799	$12.260905	$11.544192	$10.370767	$10.185093	$12.658027	$10.723675	$9.737528	$8.604079	$9.151127
Contract liability	$1,973,803	$1,225,871	$42,010	$517,310	$432,637	$645,170	$1,770,152	$19,229	$686,524	$119,475

Contracts in payout (annuitization) period:
Units owned by participants #	101	22,183	—	620	—	20,504	11,853	—	—	39
Minimum unit fair value #*	$12.443799	$12.260905	$—	$10.370767	$—	$12.658027	$10.723675	$—	$—	$9.151127
Maximum unit fair value #*	$12.443799	$12.260905	$—	$10.370767	$—	$12.658027	$10.723675	$—	$—	$9.151127
Contract liability	$1,257	$271,978	$—	$6,427	$—	$259,535	$127,109	$—	$—	$361

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (concluded)
December 31, 2024

	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory Sophus Emerging Markets VIP Series	LVIP American Century Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Assets:
Investments, at fair value
Class None	$—	$—	$—	$—	$—	$—	$—
Class 2	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Class I	3,637,609	1,081,035	870,110	2,653,643	807,344	408,659	—
Class I-2	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—
Class S1	—	—	—	—	—	—	—
Class S2	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	621,476
Total investments	3,637,609	1,081,035	870,110	2,653,643	807,344	408,659	621,476
Receivable for fund shares sold	192	50	58	480	439	19	243
Other assets	—	—	—	—	—	—	—
Total assets	3,637,801	1,081,085	870,168	2,654,123	807,783	408,678	621,719

Liabilities:
Due to Sponsor Company	192	50	58	480	439	19	243
Other liabilities	—	—	—	—	—	—	—
Total liabilities	192	50	58	480	439	19	243

Net assets:
For contract liabilities	$3,637,609	$1,081,035	$870,110	$2,653,643	$807,344	$408,659	$621,476

Contract Liabilities:
Class None	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Class I	3,637,609	1,081,035	870,110	2,653,643	807,344	408,659	—
Class I-2	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—
Class S1	—	—	—	—	—	—	—
Class S2	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	621,476
Total contract liabilities	$3,637,609	$1,081,035	$870,110	$2,653,643	$807,344	$408,659	$621,476

Shares:
Class None	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Class I	203,560	180,775	49,892	52,777	75,523	37,839	—
Class I-2	—	—	—	—	—	—	—
Class S	—	—	—	—	—	—	—
Class S1	—	—	—	—	—	—	—
Class S2	—	—	—	—	—	—	—
Class SRV	—	—	—	—	—	—	—
Class SRV2	—	—	—	—	—	—	—
Class STD2	—	—	—	—	—	—	37,068
Total shares	203,560	180,775	49,892	52,777	75,523	37,839	37,068

Cost	$3,551,132	$1,237,813	$815,011	$2,470,349	$750,479	$489,014	$531,675

Deferred contracts in the accumulation period:
Units owned by participants #	88,594	41,577	42,168	102,356	21,400	9,355	16,928
Minimum unit fair value #*	$38.712226	$24.124388	$18.951606	$24.323916	$31.747420	$34.039124	$34.606107
Maximum unit fair value #*	$41.135250	$25.634400	$20.138150	$25.846683	$35.846570	$36.169759	$36.772559
Contract liability	$3,583,639	$1,058,421	$836,782	$2,628,274	$758,162	$333,284	$615,931

Contracts in payout (annuitization) period:
Units owned by participants #	1,312	882	1,655	982	1,372	2,084	151
Minimum unit fair value #*	$41.135250	$25.634400	$20.138150	$25.846683	$35.846570	$36.169759	$36.772559
Maximum unit fair value #*	$41.135250	$25.634400	$20.138150	$25.846683	$35.846570	$36.169759	$36.772559
Contract liability	$53,970	$22,614	$33,328	$25,369	$49,182	$75,375	$5,545

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) American Century VP Capital Appreciation merged into LVIP American Century Capital Appreciation Fund. Change effective April 26, 2024.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations
For the Periods Ended December 31, 2024

	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. Main Street Mid Cap Fund®	Alger Capital Appreciation Portfolio	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Balanced Portfolio	Franklin Rising Dividends VIP Fund	Templeton Growth VIP Fund	Janus Henderson VIT Global Research Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$14	$10,542	$14	$—	$15,018	$66,976	$26,567	$2,251	$2,086	$4,275

Expenses:
Mortality and expense risk charges and Administrative charges	(222)	(7,126)	(397)	(24,995)	(7,500)	(32,479)	(27,426)	(7,465)	(5,202)	(12,691)
Total expenses	(222)	(7,126)	(397)	(24,995)	(7,500)	(32,479)	(27,426)	(7,465)	(5,202)	(12,691)
Net investment income (loss)	(208)	3,416	(383)	(24,995)	7,518	34,497	(859)	(5,214)	(3,116)	(8,416)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(198)	(9,611)	(836)	16,211	(5,293)	—	51,780	1,093	(3,745)	22,164
Net realized gain distributions	240	—	286	—	—	—	52,941	10,710	714	23,561
Change in unrealized appreciation (depreciation) during the period	736	5,654	2,454	381,296	(2,990)	—	95,363	8,543	14,272	94,961
Net gain (loss) on investments	778	(3,957)	1,904	397,507	(8,283)	—	200,084	20,346	11,241	140,686
Net increase (decrease) in net assets resulting from operations	$570	$(541)	$1,521	$372,512	$(765)	$34,497	$199,225	$15,132	$8,125	$132,270

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	MFS® Investors Trust Series	Invesco V.I. American Franchise Fund	MFS® Core Equity Portfolio	AB VPS Sustainable Global Thematic Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Core Fixed Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,015	$—	$911	$—	$—	$659	$160	$—	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(13,254)	(14,745)	(5,121)	(7,560)	(291)	(381)	(586)	(31,474)	(28,113)	(29,283)
Total expenses	(13,254)	(14,745)	(5,121)	(7,560)	(291)	(381)	(586)	(31,474)	(28,113)	(29,283)
Net investment income (loss)	(11,239)	(14,745)	(4,210)	(7,560)	(291)	278	(426)	(31,474)	(28,113)	(29,283)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,131	2,404	70,301	4,870	423	(798)	(1,233)	39,130	58,467	7,400
Net realized gain distributions	31,440	—	10,145	267	—	678	2,456	—	—	—
Change in unrealized appreciation (depreciation) during the period	30,445	172,160	(39,202)	(641)	(132)	358	1,229	291,422	155,788	18,956
Net gain (loss) on investments	73,016	174,564	41,244	4,496	291	238	2,452	330,552	214,255	26,356
Net increase (decrease) in net assets resulting from operations	$61,777	$159,819	$37,034	$(3,064)	$—	$516	$2,026	$299,078	$186,142	$(2,927)

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	Guardian Equity Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Expenses:
Administrative charges
Mortality and expense risk charges and Administrative charges	(49,239)	(33,212)	(24,489)	(985)	(11,021)	(12,285)	(15,852)	(36,756)	(412)	(12,483)
Total expenses	(49,239)	(33,212)	(24,489)	(985)	(11,021)	(12,285)	(15,852)	(36,756)	(412)	(12,483)
Net investment income (loss)	(49,239)	(33,212)	(24,489)	(985)	(11,021)	(12,285)	(15,852)	(36,756)	(412)	(12,483)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	99,462	59,505	38,326	3,410	6,787	2,738	51,185	48,119	157	(17,150)
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	181,730	375,559	314,712	2,595	31,120	18,175	112,774	204,680	1,253	29,720
Net gain (loss) on investments	281,192	435,064	353,038	6,005	37,907	20,913	163,959	252,799	1,410	12,570
Net increase (decrease) in net assets resulting from operations	$231,953	$401,852	$328,549	$5,020	$26,886	$8,628	$148,107	$216,043	$998	$87

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (concluded)
For the Periods Ended December 31, 2024

	Guardian U.S. Government Securities VIP Fund	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory Sophus Emerging Markets VIP Series	LVIP American Century Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)

Investment income:
Dividends	$—	$47,458	$100,691	$26,444	$35,231	$—	$11,860	$—

Expenses:
Administrative charges
Mortality and expense risk charges and Administrative charges	(2,170)	(61,704)	(18,705)	(15,818)	(46,860)	(14,909)	(8,200)	(11,851)
Total expenses	(2,170)	(61,704)	(18,705)	(15,818)	(46,860)	(14,909)	(8,200)	(11,851)
Net investment income (loss)	(2,170)	(14,246)	81,986	10,626	(11,629)	(14,909)	3,660	(11,851)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,460)	52,258	(8,820)	11,983	(9,751)	(47,383)	(47,439)	8,665
Net realized gain distributions	—	300,728	—	—	96,040	—	—	35,965
Change in unrealized appreciation (depreciation) during the period	3,536	370,954	(3,988)	9,108	403,404	139,198	63,640	85,743
Net gain (loss) on investments	2,076	723,940	(12,808)	21,091	489,693	91,815	16,201	130,373
Net increase (decrease) in net assets resulting from operations	$(94)	$709,694	$69,178	$31,717	$478,064	$76,906	$19,861	$118,522

The accompanying notes are an integral part of these financial statements.

(1) Not Funded as of December 31, 2024.
(2) American Century VP Capital Appreciation merged into LVIP American Century Capital Appreciation Fund. Change effective April 26, 2024.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. Main Street Mid Cap Fund®	Alger Capital Appreciation Portfolio	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Balanced Portfolio	Franklin Rising Dividends VIP Fund	Templeton Growth VIP Fund	Janus Henderson VIT Global Research Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(208)	$3,416	$(383)	$(24,995)	$7,518	$34,497	$(859)	$(5,214)	$(3,116)	$(8,416)
Net realized gain (loss) on security transactions	(198)	(9,611)	(836)	16,211	(5,293)	—	51,780	1,093	(3,745)	22,164
Net realized gain distributions	240	—	286	—	—	—	52,941	10,710	714	23,561
Change in unrealized appreciation (depreciation) during the period	736	5,654	2,454	381,296	(2,990)	—	95,363	8,543	14,272	94,961
Net increase (decrease) in net assets resulting from operations	570	(541)	1,521	372,512	(765)	34,497	199,225	15,132	8,125	132,270

Unit transactions:
Purchases	—	2,091	—	—	120	360	651	—	120	—
Net transfers	—	2,327	(1)	89,440	12,351	(19,538)	16,915	5,625	(1,138)	(1,850)
Surrenders for benefit payments and fees	(195)	(40,725)	(4)	(17,170)	(20,570)	(58,381)	(137,691)	(318)	(32,673)	(22,559)
Other transactions	13	3	24	282	(3)	18	34	11	17	76
Death benefits	—	(13,551)	—	—	—	(27,973)	(27,958)	—	(119)	—
Net annuity transactions	—	(702)	—	(2,238)	—	(17,679)	(1,389)	—	—	(2,410)
Net increase (decrease) in net assets resulting from unit transactions	(182)	(50,557)	19	70,314	(8,102)	(123,193)	(149,438)	5,318	(33,793)	(26,743)
Net increase (decrease) in net assets	388	(51,098)	1,540	442,826	(8,867)	(88,696)	49,787	20,450	(25,668)	105,527

Net assets:
Beginning of period	2,602	458,177	10,392	773,243	450,358	1,176,522	1,538,318	205,829	220,497	629,034
End of period	$2,990	$407,079	$11,932	$1,216,069	$441,491	$1,087,826	$1,588,105	$226,279	$194,829	$734,561

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	MFS® Investors Trust Series	Invesco V.I. American Franchise Fund	MFS® Core Equity Portfolio	AB VPS Sustainable Global Thematic Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Core Fixed Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(11,239)	$(14,745)	$(4,210)	$(7,560)	$(291)	$278	$(426)	$(31,474)	$(28,113)	$(29,283)
Net realized gain (loss) on security transactions	11,131	2,404	70,301	4,870	423	(798)	(1,233)	39,130	58,467	7,400
Net realized gain distributions	31,440	—	10,145	267	—	678	2,456	—	—	—
Change in unrealized appreciation (depreciation) during the period	30,445	172,160	(39,202)	(641)	(132)	358	1,229	291,422	155,788	18,956
Net increase (decrease) in net assets resulting from operations	61,777	159,819	37,034	(3,064)	—	516	2,026	299,078	186,142	(2,927)

Unit transactions:
Purchases	—	48	—	60	—	180	240	13,872	2,314	1,140
Net transfers	—	74,595	10,998	16,683	—	(5,671)	—	(102,571)	(20,605)	45,755
Surrenders for benefit payments and fees	(18,977)	(17,003)	(8,392)	(593)	—	(1,686)	(5)	(121,020)	(258,681)	(178,424)
Other transactions	34	82	234	16	—	2	18	539	506	135
Death benefits	—	—	—	—	—	—	—	(10,028)	(32,507)	(28,331)
Net annuity transactions	—	—	(3,203)	—	—	—	—	(7,400)	(10,300)	(24,606)
Net increase (decrease) in net assets resulting from unit transactions	(18,943)	57,722	(363)	16,166	—	(7,175)	253	(226,608)	(319,273)	(184,331)
Net increase (decrease) in net assets	42,834	217,541	36,671	13,102	—	(6,659)	2,279	72,470	(133,131)	(187,258)

Net assets:
Beginning of period	399,217	454,058	211,419	72,187	—	37,050	21,396	1,737,965	1,718,188	1,831,176
End of period	$442,051	$671,599	$248,090	$85,289	$—	$30,391	$23,675	$1,810,435	$1,585,057	$1,643,918

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Guardian Equity Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(49,239)	$(33,212)	$(24,489)	$(985)	$(11,021)	$(12,285)	$(15,852)	$(36,756)	$(412)	$(12,483)
Net realized gain (loss) on security transactions	99,462	59,505	38,326	3,410	6,787	2,738	51,185	48,119	157	(17,150)
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	181,730	375,559	314,712	2,595	31,120	18,175	112,774	204,680	1,253	29,720
Net increase (decrease) in net assets resulting from operations	231,953	401,852	328,549	5,020	26,886	8,628	148,107	216,043	998	87

Unit transactions:
Purchases	11,265	240	2,965	—	3,474	1,485	5,580	24,936	120	2,190
Net transfers	(38,874)	(117,615)	(146,974)	(16,683)	24,709	9,148	(41,862)	(26,841)	(1)	(2,996)
Surrenders for benefit payments and fees	(499,921)	(94,462)	(74,495)	(6)	(40,227)	(42,657)	(188,266)	(470,565)	(2,382)	(89,742)
Other transactions	426	136	(3,742)	10	167	(1)	(1,009)	575	14	(5)
Death benefits	(45,075)	(238)	—	—	(25,215)	—	—	(15,123)	—	(14,489)
Net annuity transactions	(37,269)	(4,553)	63,394	—	(2,760)	—	70,273	(24,111)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(609,448)	(216,492)	(158,852)	(16,679)	(39,852)	(32,025)	(155,284)	(511,129)	(2,249)	(105,042)
Net increase (decrease) in net assets	(377,495)	185,360	169,697	(11,659)	(12,966)	(23,397)	(7,177)	(295,086)	(1,251)	(104,955)

Net assets:
Beginning of period	3,039,892	1,789,700	1,328,152	53,669	536,703	456,034	911,882	2,192,347	20,480	791,479
End of period	$2,662,397	$1,975,060	$1,497,849	$42,010	$523,737	$432,637	$904,705	$1,897,261	$19,229	$686,524

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2024

	Guardian U.S. Government Securities VIP Fund	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory Sophus Emerging Markets VIP Series	LVIP American Century Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)

Operations:
Net investment income (loss)	$(2,170)	$(14,246)	$81,986	$10,626	$(11,629)	$(14,909)	$3,660	$(11,851)
Net realized gain (loss) on security transactions	(1,460)	52,258	(8,820)	11,983	(9,751)	(47,383)	(47,439)	8,665
Net realized gain distributions	—	300,728	—	—	96,040	—	—	35,965
Change in unrealized appreciation (depreciation) during the period	3,536	370,954	(3,988)	9,108	403,404	139,198	63,640	85,743
Net increase (decrease) in net assets resulting from operations	(94)	709,694	69,178	31,717	478,064	76,906	19,861	118,522

Unit transactions:
Purchases	240	16,485	3,810	1,621	17,131	20,526	7,506	—
Net transfers	3,762	32,130	(23,659)	8,249	(24,316)	25,068	(4,420)	(23,779)
Surrenders for benefit payments and fees	(13,569)	(221,765)	(108,090)	(32,783)	(331,118)	(133,833)	(117,432)	(9,624)
Other transactions	(27)	982	253	49	718	(258)	(415)	22
Death benefits	—	—	—	—	(21,017)	(46,211)	(8,605)	—
Net annuity transactions	(8,595)	(28,243)	19,187	(2,380)	(24,194)	6,488	18,369	(2,424)
Net increase (decrease) in net assets resulting from unit transactions	(18,189)	(200,411)	(108,499)	(25,244)	(382,796)	(128,220)	(104,997)	(35,805)
Net increase (decrease) in net assets	(18,283)	509,283	(39,321)	6,473	95,268	(51,314)	(85,136)	82,717

Net assets:
Beginning of period	138,119	3,128,326	1,120,356	863,637	2,558,375	858,658	493,795	538,759
End of period	$119,836	$3,637,609	$1,081,035	$870,110	$2,653,643	$807,344	$408,659	$621,476

The accompanying notes are an integral part of these financial statements.

(1) Not Funded as of December 31, 2024.
(2) American Century VP Capital Appreciation merged into LVIP American Century Capital Appreciation Fund. Change effective April 26, 2024.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2023

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(15,393)	$(12,121)	$68,575	$(16,057)	$7,287	$6,701	$(539)
Net realized gain (loss) on security transactions	(103,970)	(770)	(14,521)	(702,191)	1,162	(18,798)	(1)
Net realized gain on distributions	183,549	239,403	—	—	—	—	2,478
Net unrealized appreciation or depreciations of investments during the year	167,263	414,060	47,766	910,308	128,014	54,810	(845)
Net increase or decrease in net assets resulting from operations	231,449	640,572	101,820	192,060	136,463	42,713	1,093

Unit transactions:
Contract purchase payments	20,707	21,612	13,244	19,202	1,621	10,950	10,000
Transfers between investment divisions, net	548,686	(73,602)	(64,002)	(543,691)	(22,979)	—	—
Transfers on account of death	(48,873)	(9,760)	(26,402)	(19,823)	(4,937)	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,239,791)	(75,301)	(48,565)	(62,677)	(41,280)	(42,848)	—
Contract fees	(847)	(918)	(312)	(285)	(262)	(247)	(5)
Transfers-rider fees and other	(6,332)	(3,195)	(5,794)	(4,189)	(4,091)	(6,646)	—
Net increase/(decrease) from contract transactions	(726,450)	(141,164)	(131,831)	(611,463)	(71,928)	(38,791)	9,995
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—
Net increase or decrease in net assets	(495,001)	499,408	(30,011)	(419,403)	64,535	3,922	11,088

Net Assets:
Beginning of year	3,053,376	2,628,918	1,150,367	1,278,061	799,102	489,873	10,308
End of year	$2,558,375	$3,128,326	$1,120,356	$858,658	$863,637	$493,795	$21,396

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Government Securities Fund Series I	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Core Equity Fund Series II	Alger Capital Appreciation Portfolio Class I-2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,369)	$1,641	$(2,183)	$(418)	$(284)	$(14,859)
Net realized gain (loss) on security transactions	(15,766)	(14,687)	(148)	(3)	(50)	(432,679)
Net realized gain on distributions	8,406	—	897	—	90	—
Net unrealized appreciation or depreciations of investments during the year	151,235	26,298	11,301	1,557	713	701,426
Net increase or decrease in net assets resulting from operations	134,506	13,252	9,867	1,136	469	253,888

Unit transactions:
Contract purchase payments	—	1,012	2,000	—	—	560
Transfers between investment divisions, net	—	(7,662)	(1,427)	—	—	86,743
Transfers on account of death	(21,212)	(9,839)	—	—	—	(2,924)
Transfers for annuity benefits, surrenders and partial withdrawals	(83,244)	(66,485)	—	—	(176)	(645,818)
Contract fees	(249)	(203)	(32)	(5)	(1)	(256)
Transfers-rider fees and other	—	228	(33)	(1)	—	—
Net increase/(decrease) from contract transactions	(104,705)	(82,949)	508	(6)	(177)	(561,695)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—
Net increase or decrease in net assets	29,801	(69,697)	10,375	1,130	292	(307,807)

Net Assets:
Beginning of year	389,071	527,874	24,811	9,262	2,310	1,019,771
End of year	$418,872	$458,177	$35,186	$10,392	$2,602	$711,964

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Alger Capital Appreciation Portfolio Class S	AB Sustainable Global Thematic Portfolio Class B	American Century VP Capital Appreciation Fund Class I	Davis Financial Portfolio	Davis Real Estate Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,949)	$(2,078)	$(10,373)	$(465)	$(151)	$(3,722)	$3,500
Net realized gain (loss) on security transactions	(15,959)	2,266	(8,830)	526	(1,159)	36,409	(4,377)
Net realized gain on distributions	—	4,611	788	141	—	57,128	—
Net unrealized appreciation or depreciations of investments during the year	39,582	4,074	109,761	(69)	4,049	169,737	16,541
Net increase or decrease in net assets resulting from operations	20,674	8,873	91,346	133	2,739	259,552	15,664

Unit transactions:
Contract purchase payments	—	60	—	—	5,060	706	120
Transfers between investment divisions, net	(44,853)	(5,198)	—	—	(3,101)	(17,506)	98,121
Transfers on account of death	—	—	(29,030)	—	—	(55,977)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(348)	(647)	(54,683)	(6,242)	(7,484)	(94,812)	(16,357)
Contract fees	(9)	(25)	(156)	(5)	(18)	(622)	(28)
Transfers-rider fees and other	—	(37)	—	—	(60)	(190)	(1,224)
Net increase/(decrease) from contract transactions	(45,210)	(5,847)	(83,869)	(6,247)	(5,603)	(168,401)	80,632
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—
Net increase or decrease in net assets	(24,536)	3,026	7,477	(6,114)	(2,864)	91,151	96,296

Net Assets:
Beginning of year	85,815	69,161	531,282	6,114	39,914	1,447,167	354,062
End of year	$61,279	$72,187	$538,759	$—	$37,050	$1,538,318	$450,358

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Franklin Rising Dividends VIP Fund Class 2	Janus Henderson Global Research Portfolio Service Shares	MFS Core Equity Portfolio Service Class	MFS Investors Trust Series Service Class
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$33,073	$2,670	$(2,134)	$(6,857)	$(3,828)	$(5,840)
Net realized gain (loss) on security transactions	—	(12,273)	6,696	30,689	3,155	4,495
Net realized gain on distributions	—	—	20,952	17,691	9,723	22,757
Net unrealized appreciation or depreciations of investments during the year	—	46,038	(5,692)	90,023	28,051	37,296
Net increase or decrease in net assets resulting from operations	33,073	36,435	19,822	131,546	37,101	58,708

Unit transactions:
Contract purchase payments	17,077	5,000	—	280	1,680	—
Transfers between investment divisions, net	932,740	—	(53,276)	—	—	—
Transfers on account of death	(14,466)	(17,002)	—	—	(2,639)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(904,671)	(8,185)	—	(71,376)	(13,588)	(32,995)
Contract fees	(714)	(155)	(28)	(269)	(102)	(161)
Transfers-rider fees and other	22,291	(1)	—	(64)	—	—
Net increase/(decrease) from contract transactions	52,257	(20,343)	(53,304)	(71,429)	(14,649)	(33,156)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	3,584	—	—	—	—	—
Net increase or decrease in net assets	88,914	16,092	(33,482)	60,117	22,452	25,552

Net Assets:
Beginning of year	1,087,608	204,405	239,311	568,917	188,967	373,665
End of year	$1,176,522	$220,497	$205,829	$629,034	$211,419	$399,217

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(30,116)	$(23,342)	$(947)	$(2,781)	$(16,234)	$(9,537)	$(30,613)	$(38,434)
Net realized gain (loss) on security transactions	(10,637)	(63,235)	1	(2,054)	(74,897)	(2,184)	(33,358)	(26,694)
Net realized gain on distributions	—	—	—	—	—	—	—	—
Net unrealized appreciation or depreciations of investments during the year	384,748	495,776	4,605	7,907	127,487	82,461	390,974	349,763
Net increase or decrease in net assets resulting from operations	343,995	409,199	3,659	3,072	36,356	70,740	327,003	284,635

Unit transactions:
Contract purchase payments	10,004	16,761	—	5,120	7,166	5,132	19,321	24,539
Transfers between investment divisions, net	(96,597)	(68,163)	—	(2,448)	(373,675)	—	(173,105)	(41,554)
Transfers on account of death	(9,852)	(9,881)	—	(20,745)	(17,845)	—	(50,135)	(30,775)
Transfers for annuity benefits, surrenders and partial withdrawals	(164,181)	(140,825)	—	(2,226)	(108,757)	(25,922)	(147,872)	(163,203)
Contract fees	(634)	(670)	(24)	(102)	(321)	(190)	(605)	(880)
Transfers-rider fees and other	(173)	(28,846)	—	441	(1,196)	(1)	(2,489)	(15,110)
Net increase/(decrease) from contract transactions	(261,433)	(231,624)	(24)	(19,960)	(494,628)	(20,981)	(354,885)	(226,983)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—	—
Net increase or decrease in net assets	82,562	177,575	3,635	(16,888)	(458,272)	49,759	(27,882)	57,652

Net Assets:
Beginning of year	1,707,138	1,150,577	50,034	155,007	1,249,751	486,944	1,765,847	2,134,695
End of year	$1,789,700	$1,328,152	$53,669	$138,119	$791,479	$536,703	$1,737,965	$2,192,347

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2023

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(405)	$(17,300)	$(32,936)	$(8,189)	$(29,955)	$(55,578)
Net realized gain (loss) on security transactions	(47)	10,154	(7,887)	(308)	6,962	26,951
Net realized gain on distributions	—	—	—	—	—	—
Net unrealized appreciation or depreciations of investments during the year	2,979	166,557	110,386	19,160	278,080	190,045
Net increase or decrease in net assets resulting from operations	2,527	159,411	69,563	10,663	255,087	161,418

Unit transactions:
Contract purchase payments	120	5,070	280	6,236	2,589	17,205
Transfers between investment divisions, net	—	(16,332)	375	—	(50,211)	(275,219)
Transfers on account of death	—	(82,005)	(42,360)	—	(73,218)	(67,169)
Transfers for annuity benefits, surrenders and partial withdrawals	(201)	(51,391)	(258,904)	(37,028)	(165,006)	(352,625)
Contract fees	(75)	(261)	(814)	(114)	(1,076)	(1,436)
Transfers-rider fees and other	(22)	(26,751)	(11,705)	(51)	(241)	(7,741)
Net increase/(decrease) from contract transactions	(178)	(171,670)	(313,128)	(30,957)	(287,163)	(686,985)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—
Net increase or decrease in net assets	2,349	(12,259)	(243,565)	(20,294)	(32,076)	(525,567)

Net Assets:
Beginning of year	18,131	924,141	2,074,741	476,328	1,750,264	3,565,459
End of year	$20,480	$911,882	$1,831,176	$456,034	$1,718,188	$3,039,892

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT F
The Guardian Insurance & Annuity Company, Inc.
Notes to Financial Statements
December 31, 2024

1. Organization:

The Guardian Separate Account F (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is wholly owned by subsidiary of Guardian Life Insurance Company of America.
The Account is comprised of the following Sub-Accounts:

Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Main Street Mid Cap Fund®, Alger Capital Appreciation Portfolio, Fidelity® VIP Investment Grade Bond Portfolio, Fidelity® VIP Government Money Market Portfolio, Fidelity® VIP Balanced Portfolio, Franklin Rising Dividends VIP Fund, Templeton Growth VIP Fund, Janus Henderson VIT Global Research Portfolio, MFS® Investors Trust Series, Invesco V.I. American Franchise Fund, MFS® Core Equity Portfolio, AB VPS Sustainable Global Thematic Portfolio, Davis Financial Portfolio^, Davis Real Estate Portfolio, Gabelli Capital Asset Fund, Guardian All Cap Core VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Strategic Large Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund, Guardian Total Return Bond VIP Fund, Guardian U.S. Government Securities VIP Fund, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory Sophus Emerging Markets VIP Series, American Century Capital Appreciation Fund (Merged into LVIP American Century Capital Appreciation Fund).

^ This Sub-Account was not funded as of December 31, 2024, and as a result, is not presented in the statements of assets and liabilities.

Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-
dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2024 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2024, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2024 and 2023.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2024.

h) In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.45% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a current maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Earnings Benefit Rider (EBR) charges current maximum of 0.25%
Contract Anniversary Enhanced Death Benefit Rider (CAEDBR) charges current maximum of 0.25%
Asset Access (GMWB I) charges current maximum of 0.50%
Guaranteed Minimum Income Benefit Rider (GMIB) charges current maximum of 0.50%
Lifetime Asset Access charges current maximum of 0.60%
Lifetime Focus charges current maximum of 0.65%
Spousal Asset Access charges current maximum of 0.75%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (*VCM*) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM's Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

Guardian Integrated Research VIP Fund
Guardian Large Cap Disciplined Growth VIP Fund
Guardian Mid Cap Relative Value VIP Fund
Guardian U.S. Government Securities VIP Fund
Guardian Total Return Bond VIP Fund
Guardian Small Cap Core VIP Fund
Guardian All Cap Core VIP Fund
Guardian Select Mid Cap Core VIP Fund
Guardian Small-Mid Cap Core VIP Fund
Guardian Strategic Large Cap Core VIP Fund
Guardian Core Fixed Income VIP Fund
Guardian Short Duration Bond VIP Fund
Guardian Balanced Allocation VIP Fund
Guardian Equity Income VIP Fund
GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisors, Inc., Fred Alger Management, Inc., AllianceBernstein LP, American Century Investment Management Inc., Davis Selected Advisors LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Janus Henderson Group PLC, Massachusetts Financial Services Company, Prudential Investments, LLC, and Templeton Global Advisers Limited, , which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in "Mortality and expense risk charges" in the Statements of Operations.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Core Equity Fund	$267	$1,832
Invesco V.I. Government Securities Fund	$15,186	$68,171
Invesco V.I. Main Street Mid Cap Fund®	$323	$2,584
Alger Capital Appreciation Portfolio	$100,881	$67,379
Fidelity® VIP Investment Grade Bond Portfolio	$30,625	$36,884
Fidelity® VIP Government Money Market Portfolio	$71,461	$720,277
Fidelity® VIP Balanced Portfolio	$97,677	$200,934
Franklin Rising Dividends VIP Fund	$18,586	$12,865
Templeton Growth VIP Fund	$3,230	$45,276
Janus Henderson VIT Global Research Portfolio	$27,943	$45,129
MFS® Investors Trust Series	$33,466	$38,069
Invesco V.I. American Franchise Fund	$81,701	$49,478
MFS® Core Equity Portfolio	$40,328	$40,549
AB VPS Sustainable Global Thematic Portfolio	$17,012	$13,259
Davis Financial Portfolio+	$—	$3,781
Davis Real Estate Portfolio	$1,457	$12,672
Gabelli Capital Asset Fund	$2,873	$3,884
Guardian All Cap Core VIP Fund	$14,476	$278,643
Guardian Balanced Allocation VIP Fund	$13,079	$366,839
Guardian Core Fixed Income VIP Fund	$67,306	$287,235
Guardian Equity Income VIP Fund	$22,169	$687,066
Guardian Integrated Research VIP Fund	$633	$256,374
Guardian Large Cap Disciplined Growth VIP Fund	$123,582	$312,308
Guardian Mid Cap Relative Value VIP Fund	$10	$19,153
Guardian Small Cap Core VIP Fund	$39,118	$95,568
Guardian Short Duration Bond VIP Fund	$11,402	$61,397
Guardian Strategic Large Cap Core VIP Fund	$85,801	$262,281
Guardian Select Mid Cap Core VIP Fund	$24,594	$578,896
Guardian Small-Mid Cap Core VIP Fund	$125	$3,579
Guardian Total Return Bond VIP Fund	$31,494	$155,164
Guardian U.S. Government Securities VIP Fund	$4,030	$30,284
Victory 500 Index VIP Series	$464,889	$385,453
Victory High Yield VIP Series	$134,225	$166,665
Victory RS International VIP Series	$50,704	$70,759
Victory RS Large Cap Alpha VIP Series	$151,828	$456,287
Victory RS Small Cap Growth Equity VIP Series	$67,763	$216,549
Victory Sophus Emerging Markets VIP Series	$39,510	$147,045
LVIP American Century Capital Appreciation Fund+	$47,775	$64,746

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:
The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Invesco V.I. Core Equity Fund	—	6	(6)
Invesco V.I. Government Securities Fund	332	4,007	(3,675)
Invesco V.I. Main Street Mid Cap Fund®	—	—	—
Alger Capital Appreciation Portfolio	1,198	340	858
Fidelity® VIP Investment Grade Bond Portfolio	1,208	1,828	(620)
Fidelity® VIP Government Money Market Portfolio	355	10,513	(10,158)
Fidelity® VIP Balanced Portfolio	540	5,173	(4,633)
Franklin Rising Dividends VIP Fund	149	8	141
Templeton Growth VIP Fund	21	1,726	(1,705)
Janus Henderson VIT Global Research Portfolio	183	1,520	(1,337)
MFS® Investors Trust Series	—	614	(614)
Invesco V.I. American Franchise Fund	2,311	1,197	1,114
MFS® Core Equity Portfolio	—	314	(314)
AB VPS Sustainable Global Thematic Portfolio	661	23	638
Davis Financial Portfolio+	—	—	—
Davis Real Estate Portfolio	7	382	(375)
Gabelli Capital Asset Fund	8	—	8
Guardian All Cap Core VIP Fund	1,464	21,487	(20,023)
Guardian Balanced Allocation VIP Fund	1,236	28,263	(27,027)
Guardian Core Fixed Income VIP Fund	6,421	22,431	(16,010)
Guardian Equity Income VIP Fund	2,384	51,432	(49,048)
Guardian Integrated Research VIP Fund	52	18,943	(18,891)
Guardian Large Cap Disciplined Growth VIP Fund	1,093	18,516	(17,423)
Guardian Mid Cap Relative Value VIP Fund	—	1,465	(1,465)
Guardian Small Cap Core VIP Fund	1,931	6,552	(4,621)
Guardian Short Duration Bond VIP Fund	1,141	4,323	(3,182)
Guardian Strategic Large Cap Core VIP Fund	455	17,687	(17,232)
Guardian Select Mid Cap Core VIP Fund	2,519	46,691	(44,172)
Guardian Small-Mid Cap Core VIP Fund	12	236	(224)
Guardian Total Return Bond VIP Fund	3,743	15,422	(11,679)
Guardian U.S. Government Securities VIP Fund	445	1,517	(1,072)
Victory 500 Index VIP Series	2,752	7,019	(4,267)
Victory High Yield VIP Series	584	5,581	(4,997)
Victory RS International VIP Series	1,203	2,370	(1,167)
Victory RS Large Cap Alpha VIP Series	773	15,303	(14,530)
Victory RS Small Cap Growth Equity VIP Series	1,154	4,933	(3,779)
Victory Sophus Emerging Markets VIP Series	209	3,418	(3,209)
LVIP American Century Capital Appreciation Fund+	191	1,411	(1,220)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Victory RS Large Cap Alpha VIP Series	28,145	67,054	(38,909)
Victory 500 Index VIP Series	744	5,246	(4,502)
Victory High Yield VIP Series	583	5,380	(4,797)
Victory RS Small Cap Growth Equity VIP Series	658	20,576	(19,918)
Victory RS International VIP Series	92	4,109	(4,017)
Victory Sophus Emerging Markets VIP Series	321	1,296	(975)
Gabelli Capital Asset Fund	358	—	358
Invesco V.I. American Franchise Fund Series I	—	7,909	(7,909)
Invesco V.I. Government Securities Fund Series I	76	5,560	(5,484)
Invesco V.I. American Franchise Fund Series II	80	53	27
Invesco V.I. Main Street Mid Cap Fund Series II	—	—	—
Invesco V.I. Core Equity Fund Series II	—	7	(7)
Alger Capital Appreciation Portfolio Class I-2	2,518	20,841	(18,323)
Alger Capital Appreciation Portfolio Class S	—	934	(934)
AB Sustainable Global Thematic Portfolio Class B	3	268	(265)
American Century VP Capital Appreciation Fund Class I	—	3,128	(3,128)
Davis Financial Portfolio	—	281	(281)
Davis Real Estate Portfolio	248	564	(316)
Fidelity VIP Balanced Portfolio Service Class 2	25	6,201	(6,176)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	7,644	1,411	6,233
Fidelity VIP Government Money Market Portfolio Service Class 2	106,945	101,178	5,767
Templeton Growth VIP Fund Class 2	286	1,484	(1,198)
Franklin Rising Dividends VIP Fund Class 2	—	1,593	(1,593)
Janus Henderson Global Research Portfolio Service Shares	20	4,962	(4,942)
MFS Core Equity Portfolio Service Class	78	751	(673)
MFS Investors Trust Series Service Class	—	1,261	(1,261)
Guardian Integrated Research VIP Fund	1,151	30,705	(29,554)
Guardian Large Cap Disciplined Growth VIP Fund	2,256	27,427	(25,171)
Guardian Mid Cap Relative Value VIP Fund	—	3	(3)
Guardian U.S. Government Securities VIP Fund	562	1,741	(1,179)
Guardian Total Return Bond VIP Fund	855	57,749	(56,894)
Guardian Small Cap Core VIP Fund	565	2,934	(2,369)
Guardian All Cap Core VIP Fund	2,150	39,757	(37,607)
Guardian Select Mid Cap Core VIP Fund	4,800	28,241	(23,441)
Guardian Small Mid Cap Core VIP Fund	14	36	(22)
Guardian Strategic Large Cap Core VIP Fund	502	14,132	(13,630)
Guardian Core Fixed Income VIP Fund	1,772	32,394	(30,622)
Guardian Short Duration Bond VIP Fund	643	3,831	(3,188)
Guardian Balanced Allocation VIP Fund	895	29,496	(28,601)
Guardian Equity Income VIP Fund	1,678	68,187	(66,509)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2024. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Core Equity Fund
2024	86	$34.863978	to	$34.863978	$2,990	1.65%	to	1.65%	0.40%	to	0.40%	23.22%	to	23.22%
2023	92	$28.293875	to	$28.293875	$2,602	1.65%	to	1.65%	0.48%	to	0.48%	21.06%	to	21.06%
2022	99	$23.371986	to	$23.371986	$2,310	1.65%	to	1.65%	0.63%	to	0.63%	(22.06)%	to	(22.06)%
2021	106	$29.986865	to	$29.986865	$3,164	1.65%	to	1.65%	0.45%	to	0.45%	25.28%	to	25.28%
2020	111	$23.935343	to	$23.935343	$2,667	1.65%	to	1.65%	1.09%	to	1.09%	11.70%	to	11.70%
Invesco V.I. Government Securities Fund
2024	29,915	$12.877356	to	$13.683498	$407,079	1.65%	to	1.90%	2.50%	to	2.50%	(0.21)%	to	0.04%
2023	33,567	$12.904621	to	$13.678102	$456,951	1.65%	to	1.90%	4.07%	to	4.07%	2.64%	to	2.90%
2022	39,051	$12.572613	to	$13.292877	$517,058	1.65%	to	1.90%	3.97%	to	3.97%	(11.99)%	to	(11.77)%
2021	41,310	$14.285633	to	$15.066263	$619,778	1.65%	to	1.90%	4.65%	to	4.65%	(4.12)%	to	(3.88)%
2020	73,693	$14.899062	to	$15.673926	$1,087,529	1.65%	to	1.90%	2.35%	to	2.35%	4.26%	to	4.52%
Invesco V.I. Main Street Mid Cap Fund®
2024	416	$28.675811	to	$28.675811	$11,932	1.65%	to	1.65%	0.12%	to	0.12%	14.87%	to	14.87%
2023	416	$24.964688	to	$24.964688	$10,392	1.65%	to	1.65%	0.04%	to	0.04%	12.26%	to	12.26%
2022	416	$22.237295	to	$22.237295	$9,262	1.65%	to	1.65%	0.07%	to	0.07%	(15.86)%	to	(15.86)%
2021	417	$26.429874	to	$26.429874	$11,013	1.65%	to	1.65%	0.26%	to	0.26%	20.84%	to	20.84%
2020	417	$21.871416	to	$21.871416	$9,118	1.65%	to	1.65%	0.50%	to	0.50%	7.14%	to	7.14%
Alger Capital Appreciation Portfolio
2024	19,893	$54.140343	to	$57.529319	$1,216,069	1.65%	to	1.90%	—%	to	—%	45.32%	to	45.69%
2023	18,933	$37.254890	to	$39.487753	$768,711	1.65%	to	1.90%	—%	to	—%	40.42%	to	40.77%
2022	38,190	$26.530646	to	$28.050504	$1,102,367	1.65%	to	1.90%	—%	to	—%	(37.73)%	to	(37.57)%
2021	38,153	$42.602702	to	$44.930509	$1,769,851	1.65%	to	1.90%	—%	to	—%	16.87%	to	17.16%
2020	42,114	$36.452638	to	$38.348338	$1,663,066	1.65%	to	1.90%	—%	to	—%	39.06%	to	39.41%
Fidelity® VIP Investment Grade Bond Portfolio
2024	33,941	$13.007525	to	$13.007525	$441,491	1.65%	to	1.65%	3.34%	to	3.34%	(0.18)%	to	(0.18)%
2023	34,561	$13.030647	to	$13.030647	$450,358	1.65%	to	1.65%	2.50%	to	2.50%	4.25%	to	4.25%
2022	28,328	$12.498850	to	$12.498850	$354,062	1.65%	to	1.65%	1.92%	to	1.92%	(14.64)%	to	(14.64)%
2021	39,155	$14.642880	to	$14.642880	$573,349	1.65%	to	1.65%	1.83%	to	1.83%	(2.53)%	to	(2.53)%
2020	38,837	$15.022636	to	$15.022636	$583,427	1.65%	to	1.65%	2.81%	to	2.81%	7.36%	to	7.36%
Fidelity® VIP Government Money Market Portfolio
2024	111,116	$9.350802	to	$9.815952	$1,087,826	1.65%	to	2.15%	4.78%	to	4.79%	2.59%	to	3.11%
2023	120,932	$9.114632	to	$9.520130	$1,148,695	1.65%	to	2.15%	4.54%	to	4.54%	2.39%	to	2.91%
2022	115,165	$8.901681	to	$9.251287	$1,062,973	1.65%	to	2.15%	0.94%	to	0.94%	(0.91)%	to	(0.42)%
2021	137,331	$8.983759	to	$9.289962	$1,273,567	1.65%	to	2.15%	0.01%	to	0.01%	(2.14)%	to	(1.65)%
2020	198,304	$9.179977	to	$9.445465	$1,867,277	1.65%	to	2.15%	0.22%	to	0.22%	(1.92)%	to	(1.43)%
Fidelity® VIP Balanced Portfolio
2024	46,797	$30.481656	to	$34.416933	$1,588,105	1.65%	to	2.15%	1.71%	to	1.71%	13.15%	to	13.72%
2023	51,400	$26.939008	to	$30.264667	$1,536,079	1.65%	to	2.15%	1.53%	to	1.53%	18.64%	to	19.24%
2022	57,576	$22.705942	to	$25.381688	$1,445,176	1.65%	to	2.15%	1.04%	to	1.04%	(19.94)%	to	(19.54)%
2021	61,590	$28.360305	to	$31.543979	$1,922,882	1.65%	to	2.15%	0.72%	to	0.72%	15.47%	to	16.05%
2020	68,832	$24.560973	to	$27.181774	$1,854,996	1.65%	to	2.15%	1.28%	to	1.28%	19.51%	to	20.11%
Franklin Rising Dividends VIP Fund
2024	5,707	$39.648496	to	$39.648496	$226,279	1.65%	to	1.65%	1.01%	to	1.01%	8.96%	to	8.96%
2023	5,566	$36.389037	to	$36.389037	$202,535	1.65%	to	1.65%	0.90%	to	0.90%	10.23%	to	10.23%
2022	7,159	$33.012028	to	$33.012028	$236,320	1.65%	to	1.65%	0.82%	to	0.82%	(12.04)%	to	(12.04)%
2021	6,728	$37.532435	to	$37.532435	$252,514	1.65%	to	1.65%	0.88%	to	0.88%	24.70%	to	24.70%
2020	7,155	$30.097632	to	$30.097632	$215,345	1.65%	to	1.65%	1.32%	to	1.32%	14.06%	to	14.06%
Templeton Growth VIP Fund
2024	10,011	$17.725999	to	$19.858145	$194,829	1.65%	to	2.15%	0.93%	to	0.93%	3.14%	to	3.66%
2023	11,716	$17.185774	to	$19.156522	$219,647	1.65%	to	2.15%	3.41%	to	3.41%	18.42%	to	19.02%
2022	12,914	$14.512195	to	$16.095615	$203,691	1.65%	to	2.15%	0.16%	to	0.16%	(13.40)%	to	(12.96)%
2021	14,154	$16.756971	to	$18.492476	$257,090	1.65%	to	2.15%	1.10%	to	1.10%	2.63%	to	3.14%
2020	14,925	$16.327697	to	$17.928768	$263,108	1.65%	to	2.15%	3.01%	to	3.01%	3.53%	to	4.05%
Janus Henderson VIT Global Research Portfolio
2024	38,207	$18.127393	to	$19.262212	$734,561	1.65%	to	1.90%	0.60%	to	0.60%	20.93%	to	21.23%
2023	39,544	$14.990354	to	$15.888863	$626,993	1.65%	to	1.90%	0.76%	to	0.76%	24.08%	to	24.39%
2022	44,486	$12.081539	to	$12.773696	$567,219	1.65%	to	1.90%	1.47%	to	1.47%	(21.13)%	to	(20.93)%
2021	51,659	$15.318824	to	$16.155919	$833,292	1.65%	to	1.90%	0.35%	to	0.35%	15.57%	to	15.86%
2020	62,281	$12.599959	to	$13.944712	$861,154	1.65%	to	2.15%	0.64%	to	0.64%	17.20%	to	17.79%
MFS® Investors Trust Series
2024	13,016	$32.328970	to	$34.352620	$442,051	1.65%	to	1.90%	0.46%	to	0.47%	16.96%	to	17.25%
2023	13,630	$27.641207	to	$29.297813	$394,498	1.65%	to	1.90%	0.48%	to	0.48%	16.42%	to	16.71%
2022	14,891	$23.742978	to	$25.103054	$369,622	1.65%	to	1.90%	0.39%	to	0.39%	(18.27)%	to	(18.06)%
2021	15,743	$27.544049	to	$30.636171	$473,306	1.65%	to	2.15%	0.42%	to	0.42%	23.80%	to	24.43%
2020	16,408	$22.248086	to	$24.622181	$397,190	1.65%	to	2.15%	0.45%	to	0.45%	11.16%	to	11.72%
Invesco V.I. American Franchise Fund
2024	29,118	$19.724733	to	$20.959558	$671,599	1.65%	to	1.90%	—%	to	—%	32.33%	to	32.66%
2023	28,004	$14.905842	to	$15.799305	$451,939	1.65%	to	1.90%	—%	to	—%	38.26%	to	38.61%
2022	35,886	$10.781024	to	$11.398699	$412,353	1.65%	to	1.90%	—%	to	—%	(32.42)%	to	(32.25)%
2021	42,491	$15.952588	to	$16.824352	$716,654	1.65%	to	1.90%	—%	to	—%	9.81%	to	10.08%
2020	48,963	$13.809435	to	$15.283285	$743,936	1.65%	to	2.15%	0.06%	to	0.06%	39.30%	to	40.00%
MFS® Core Equity Portfolio
2024	8,507	$27.597587	to	$29.325096	$248,090	1.65%	to	1.90%	0.39%	to	0.39%	17.60%	to	17.89%
2023	8,524	$23.467965	to	$24.874482	$210,881	1.65%	to	1.90%	0.32%	to	0.32%	20.47%	to	20.77%
2022	9,197	$19.480476	to	$20.596416	$188,522	1.65%	to	1.90%	0.08%	to	0.08%	(19.05)%	to	(18.84)%
2021	11,370	$24.064077	to	$25.378935	$286,448	1.65%	to	1.90%	0.28%	to	0.28%	22.69%	to	23.00%
2020	12,424	$19.613962	to	$20.633986	$254,676	1.65%	to	1.90%	0.50%	to	0.50%	16.14%	to	16.43%
AB VPS Sustainable Global Thematic Portfolio
2024	3,492	$23.771399	to	$25.160481	$85,289	1.65%	to	1.90%	—%	to	—%	3.95%	to	4.21%
2023	2,854	$22.868463	to	$24.144096	$66,553	1.65%	to	1.90%	0.03%	to	0.03%	13.51%	to	13.80%
2022	3,119	$20.146110	to	$21.216728	$64,210	1.65%	to	1.90%	—%	to	—%	(28.55)%	to	(28.37)%
2021	4,968	$28.195088	to	$29.619152	$144,517	1.65%	to	1.90%	—%	to	—%	20.25%	to	20.55%
2020	5,667	$23.446670	to	$24.569353	$137,169	1.65%	to	1.90%	0.44%	to	0.44%	36.44%	to	36.79%
Davis Financial Portfolio+
2024♦	—	$27.839061	to	$31.384501	$—	1.65%	to	2.25%	0.94%	to	0.94%	26.59%	to	27.36%
2023	—	$—	to	$—	$—	—%	to	—%	0.94%	to	0.94%	—%	to	—%
2022	281	$21.731620	to	$21.731620	$6,114	1.65%	to	1.65%	1.89%	to	1.89%	(10.04)%	to	(10.04)%
2021	281	$24.155870	to	$24.155870	$6,799	1.65%	to	1.65%	1.45%	to	1.45%	28.39%	to	28.39%
2020	282	$18.814553	to	$18.814553	$5,298	1.65%	to	1.65%	1.58%	to	1.58%	(7.54)%	to	(7.54)%
Davis Real Estate Portfolio
2024	1,453	$20.910453	to	$20.910453	$30,391	1.65%	to	1.65%	1.94%	to	1.94%	3.18%	to	3.18%
2023	1,828	$20.265170	to	$20.265170	$37,050	1.65%	to	1.65%	2.40%	to	2.40%	8.83%	to	8.83%
2022	2,144	$18.620621	to	$18.620621	$39,914	1.65%	to	1.65%	1.68%	to	1.68%	(28.01)%	to	(28.01)%
2021	2,252	$25.865298	to	$25.865298	$58,251	1.65%	to	1.65%	1.19%	to	1.19%	39.65%	to	39.65%
2020	3,529	$18.522068	to	$18.522068	$65,359	1.65%	to	1.65%	1.88%	to	1.88%	(9.60)%	to	(9.60)%
Gabelli Capital Asset Fund
2024	770	$30.727933	to	$30.727933	$23,675	1.65%	to	1.65%	0.67%	to	0.67%	9.46%	to	9.46%
2023	762	$28.071177	to	$28.071177	$21,396	1.65%	to	1.65%	0.53%	to	0.53%	10.01%	to	10.01%
2022	404	$25.516161	to	$25.516161	$10,308	1.65%	to	1.65%	0.44%	to	0.44%	(14.36)%	to	(14.36)%
2021	404	$29.793935	to	$29.793935	$12,045	1.65%	to	1.65%	0.45%	to	0.45%	18.50%	to	18.50%
2020	672	$25.143302	to	$25.143302	$16,886	1.65%	to	1.65%	0.18%	to	0.18%	4.59%	to	4.59%
Guardian All Cap Core VIP Fund
2024	153,054	$11.747899	to	$11.842520	$1,810,435	1.65%	to	1.90%	—%	to	—%	17.82%	to	18.11%
2023	172,755	$9.971269	to	$10.026396	$1,730,813	1.65%	to	1.90%	—%	to	—%	20.61%	to	20.91%
2022	210,362	$8.267670	to	$8.292602	$1,743,636	1.65%	to	1.90%	—%	to	—%	(19.11)%	to	(18.90)%
2021♦	200,131	$10.220336	to	$10.225518	$2,046,322	1.65%	to	1.90%	—%	to	—%	2.20%	to	2.26%
Guardian Balanced Allocation VIP Fund
2024	130,711	$11.973946	to	$12.136125	$1,585,057	1.65%	to	2.15%	—%	to	—%	11.37%	to	11.93%
2023	157,738	$10.751282	to	$10.842356	$1,709,452	1.65%	to	2.15%	—%	to	—%	15.35%	to	15.92%
2022♦	186,339	$9.320943	to	$9.352959	$1,742,524	1.65%	to	2.15%	—%	to	—%	(6.79)%	to	(6.47)%
Guardian Core Fixed Income VIP Fund
2024	167,162	$9.774804	to	$9.840792	$1,643,918	1.65%	to	1.90%	—%	to	—%	(0.45)%	to	(0.20)%
2023	172,915	$9.818669	to	$9.860168	$1,704,241	1.65%	to	1.90%	—%	to	—%	3.52%	to	3.78%
2022♦	203,537	$9.484997	to	$9.501279	$1,933,474	1.65%	to	1.90%	—%	to	—%	(5.15)%	to	(4.99)%
Guardian Equity Income VIP Fund
2024	229,706	$11.445509	to	$11.600526	$2,662,397	1.65%	to	2.15%	—%	to	—%	7.71%	to	8.26%
2023	277,034	$10.625924	to	$10.715922	$2,967,231	1.65%	to	2.15%	—%	to	—%	5.11%	to	5.64%
2022♦	343,543	$10.109227	to	$10.143955	$3,484,058	1.65%	to	2.15%	—%	to	—%	1.09%	to	1.44%
Guardian Integrated Research VIP Fund
2024	158,810	$12.344304	to	$12.443799	$1,975,060	1.65%	to	1.90%	—%	to	—%	23.46%	to	23.77%
2023	177,600	$9.998305	to	$10.053631	$1,784,740	1.65%	to	1.90%	—%	to	—%	21.95%	to	22.26%
2022	207,154	$8.198548	to	$8.223308	$1,702,935	1.65%	to	1.90%	—%	to	—%	(22.63)%	to	(22.43)%
2021♦	44,068	$10.596365	to	$10.601742	$467,198	1.65%	to	1.90%	—%	to	—%	5.96%	to	6.02%
Guardian Large Cap Disciplined Growth VIP Fund
2024	122,327	$12.065679	to	$12.260905	$1,497,849	1.65%	to	2.15%	—%	to	—%	26.04%	to	26.68%
2023	117,567	$9.572754	to	$9.678960	$1,136,830	1.65%	to	2.15%	—%	to	—%	38.85%	to	39.55%
2022	142,738	$6.894225	to	$6.935917	$989,533	1.65%	to	2.15%	—%	to	—%	(32.98)%	to	(32.64)%
2021♦	135,654	$10.286130	to	$10.296580	$1,396,709	1.65%	to	2.15%	—%	to	—%	2.86%	to	2.97%
Guardian Mid Cap Relative Value VIP Fund
2024	3,639	$11.544192	to	$11.544192	$42,010	1.65%	to	1.65%	—%	to	—%	9.80%	to	9.80%
2023	5,104	$10.514285	to	$10.514285	$53,669	1.65%	to	1.65%	—%	to	—%	7.31%	to	7.31%
2022♦	5,107	$9.797605	to	$9.797605	$50,034	1.65%	to	1.65%	—%	to	—%	(2.02)%	to	(2.02)%
Guardian Small Cap Core VIP Fund
2024	50,547	$10.232134	to	$10.370767	$523,737	1.65%	to	2.15%	—%	to	—%	5.26%	to	5.79%
2023	54,548	$9.720601	to	$9.802960	$534,447	1.65%	to	2.15%	—%	to	—%	14.45%	to	15.02%
2022♦	56,917	$8.493368	to	$8.522562	$484,983	1.65%	to	2.15%	—%	to	—%	(15.07)%	to	(14.77)%
Guardian Short Duration Bond VIP Fund
2024	42,489	$10.116819	to	$10.185093	$432,637	1.65%	to	1.90%	—%	to	—%	2.73%	to	2.99%
2023	45,671	$9.847737	to	$9.889350	$451,475	1.65%	to	1.90%	—%	to	—%	2.12%	to	2.38%
2022♦	48,859	$9.642927	to	$9.659475	$471,876	1.65%	to	1.90%	—%	to	—%	(3.57)%	to	(3.41)%
Guardian Strategic Large Cap Core VIP Fund
2024	71,522	$12.456527	to	$12.658027	$904,705	1.65%	to	2.15%	—%	to	—%	17.16%	to	17.75%
2023	68,250	$10.631619	to	$10.749513	$733,184	1.65%	to	2.15%	—%	to	—%	17.58%	to	18.17%
2022	81,880	$9.041805	to	$9.096429	$744,594	1.65%	to	2.15%	—%	to	—%	(12.00)%	to	(11.56)%
2021♦	95,381	$10.274894	to	$10.285325	$980,963	1.65%	to	2.15%	—%	to	—%	2.75%	to	2.85%
Guardian Select Mid Cap Core VIP Fund
2024	177,238	$10.552960	to	$10.723675	$1,897,261	1.65%	to	2.15%	—%	to	—%	10.02%	to	10.57%
2023	209,557	$9.592233	to	$9.698599	$2,029,841	1.65%	to	2.15%	—%	to	—%	13.81%	to	14.39%
2022	232,998	$8.427937	to	$8.478855	$1,974,184	1.65%	to	2.15%	—%	to	—%	(16.02)%	to	(15.60)%
2021♦	186,249	$10.035924	to	$10.046116	$1,870,897	1.65%	to	2.15%	—%	to	—%	0.36%	to	0.46%
Guardian Small-Mid Cap Core VIP Fund
2024	1,975	$9.737528	to	$9.737528	$19,229	1.65%	to	1.65%	—%	to	—%	4.56%	to	4.56%
2023	2,199	$9.312949	to	$9.312949	$20,480	1.65%	to	1.65%	—%	to	—%	14.06%	to	14.06%
2022	2,221	$8.165170	to	$8.165170	$18,131	1.65%	to	1.65%	—%	to	—%	(18.80)%	to	(18.80)%
2021♦	2,450	$10.056088	to	$10.056088	$24,641	1.65%	to	1.65%	—%	to	—%	0.56%	to	0.56%
Guardian Total Return Bond VIP Fund
2024	79,861	$8.467110	to	$8.604079	$686,524	1.65%	to	2.15%	—%	to	—%	(0.38)%	to	0.12%
2023	91,540	$8.499547	to	$8.593800	$786,242	1.65%	to	2.15%	—%	to	—%	2.88%	to	3.39%
2022	148,434	$8.262012	to	$8.311928	$1,233,528	1.65%	to	2.15%	—%	to	—%	(17.17)%	to	(16.76)%
2021♦	110,690	$9.975082	to	$9.985206	$1,105,217	1.65%	to	2.15%	—%	to	—%	(0.25)%	to	(0.15)%
Guardian U.S. Government Securities VIP Fund
2024	13,120	$9.077971	to	$9.151127	$119,836	1.65%	to	1.90%	—%	to	—%	(0.20)%	to	0.05%
2023	14,153	$9.095820	to	$9.146141	$129,293	1.65%	to	1.90%	—%	to	—%	2.06%	to	2.32%
2022	15,332	$8.911802	to	$8.938702	$136,964	1.65%	to	1.90%	—%	to	—%	(10.01)%	to	(9.79)%
2021♦	24,616	$9.903468	to	$9.908500	$243,893	1.65%	to	1.90%	—%	to	—%	(0.97)%	to	(0.92)%
Victory 500 Index VIP Series
2024	89,906	$38.712226	to	$41.135250	$3,637,609	1.65%	to	1.90%	1.33%	to	1.40%	22.59%	to	22.90%
2023	92,861	$31.579016	to	$33.471484	$3,060,379	1.65%	to	1.90%	1.36%	to	1.36%	24.54%	to	24.85%
2022	97,363	$25.356756	to	$26.809167	$2,572,448	1.65%	to	1.90%	1.22%	to	1.22%	(20.88)%	to	(20.68)%
2021	103,877	$30.389134	to	$33.800546	$3,461,263	1.65%	to	2.15%	1.30%	to	1.30%	24.71%	to	25.33%
2020	103,324	$24.368365	to	$26.968626	$2,751,302	1.65%	to	2.15%	2.09%	to	2.09%	17.56%	to	18.15%
Victory High Yield VIP Series
2024	42,459	$24.124388	to	$25.634400	$1,081,035	1.65%	to	1.90%	9.23%	to	9.25%	6.36%	to	6.63%
2023	46,574	$22.681280	to	$24.040554	$1,112,980	1.65%	to	1.90%	7.86%	to	7.86%	9.30%	to	9.58%
2022	51,371	$20.750490	to	$21.939077	$1,120,666	1.65%	to	1.90%	6.74%	to	6.74%	(15.19)%	to	(14.98)%
2021	54,652	$24.467009	to	$25.803761	$1,403,025	1.65%	to	1.90%	5.59%	to	5.59%	3.85%	to	4.11%
2020	59,025	$22.395613	to	$24.785314	$1,453,922	1.65%	to	2.15%	6.81%	to	6.81%	5.61%	to	6.14%
Victory RS International VIP Series
2024	43,823	$18.951606	to	$20.138150	$870,110	1.65%	to	1.90%	2.95%	to	3.00%	3.50%	to	3.76%
2023	43,335	$18.310893	to	$19.408531	$829,430	1.65%	to	1.90%	2.72%	to	2.72%	17.75%	to	18.05%
2022	47,352	$15.550626	to	$16.441621	$767,681	1.65%	to	1.90%	2.53%	to	2.53%	(17.41)%	to	(17.20)%
2021	55,381	$17.852616	to	$19.857029	$1,085,688	1.65%	to	2.15%	1.91%	to	1.91%	11.92%	to	12.48%
2020	56,595	$15.951106	to	$17.653460	$988,030	1.65%	to	2.15%	2.63%	to	2.63%	3.96%	to	4.48%
Victory RS Large Cap Alpha VIP Series
2024	103,338	$24.323916	to	$25.846683	$2,653,643	1.65%	to	1.90%	1.25%	to	1.31%	19.23%	to	19.53%
2023	116,886	$20.400298	to	$21.623104	$2,512,031	1.65%	to	1.90%	1.16%	to	1.16%	11.54%	to	11.82%
2022	155,795	$18.290155	to	$19.338025	$2,995,003	1.65%	to	1.90%	1.54%	to	1.54%	(6.15)%	to	(5.91)%
2021	157,397	$19.487718	to	$20.552662	$3,215,747	1.65%	to	1.90%	1.14%	to	1.14%	21.15%	to	21.46%
2020	168,505	$16.085169	to	$16.921785	$2,833,996	1.65%	to	1.90%	1.37%	to	1.37%	(2.33)%	to	(2.09)%
Victory RS Small Cap Growth Equity VIP Series
2024	22,772	$31.747420	to	$35.846570	$807,344	1.65%	to	2.15%	—%	to	—%	9.42%	to	9.97%
2023	25,179	$29.013594	to	$32.595703	$812,634	1.65%	to	2.15%	—%	to	—%	17.83%	to	18.42%
2022	45,097	$24.623342	to	$27.525329	$1,234,320	1.65%	to	2.15%	—%	to	—%	(37.72)%	to	(37.41)%
2021	42,803	$39.538019	to	$43.976748	$1,866,693	1.65%	to	2.15%	—%	to	—%	(12.35)%	to	(11.91)%
2020	56,572	$45.107263	to	$49.920562	$2,801,790	1.65%	to	2.15%	—%	to	—%	35.10%	to	35.78%
Victory Sophus Emerging Markets VIP Series
2024	11,439	$34.039124	to	$36.169759	$408,659	1.65%	to	1.90%	2.27%	to	2.69%	3.24%	to	3.50%
2023	12,564	$32.971403	to	$34.947385	$433,657	1.65%	to	1.90%	3.15%	to	3.15%	8.93%	to	9.20%
2022	13,539	$30.268081	to	$32.001851	$428,486	1.65%	to	1.90%	0.77%	to	0.77%	(23.93)%	to	(23.74)%
2021	14,349	$39.791478	to	$41.965484	$596,190	1.65%	to	1.90%	0.86%	to	0.86%	(6.23)%	to	(5.99)%
2020	14,117	$42.433950	to	$44.640422	$625,468	1.65%	to	1.90%	2.11%	to	2.11%	13.96%	to	14.25%
LVIP American Century Capital Appreciation Fund+
2024	17,079	$34.606107	to	$36.772559	$621,476	1.65%	to	1.90%	—%	to	—%	22.61%	to	22.92%
2023	18,148	$28.224588	to	$29.916379	$537,690	1.65%	to	1.90%	—%	to	—%	18.41%	to	18.70%
2022	21,276	$23.837276	to	$25.202938	$530,382	1.65%	to	1.90%	—%	to	—%	(29.47)%	to	(29.30)%
2021	24,021	$33.798431	to	$35.645345	$847,487	1.65%	to	1.90%	—%	to	—%	9.05%	to	9.33%
2020	25,209	$30.992920	to	$32.604824	$814,170	1.65%	to	1.90%	—%	to	—%	39.75%	to	40.10%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2024 and through April 17, 2025, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account F

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Separate Account F indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than sub-account Davis Financial Portfolio, which only includes a statement of changes in net assets for the period January 1, 2023 to December 31, 2024 (the date at which the sub-account was not funded)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Separate Account F (other than sub-account Davis Financial Portfolio) as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(1)

Victory 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Gabelli Capital Asset Fund(1)

Invesco V.I. American Franchise Fund(1)

Invesco V.I. Government Securities Fund(1)

Invesco V.I. Main Street Mid Cap Fund®(1)

Invesco V.I. Core Equity Fund(1)

Alger Capital Appreciation Portfolio(1)

AB VPS Sustainable Global Thematic Portfolio(1)

LVIP American Century Capital Appreciation Fund(1)

Davis Financial Portfolio(2)

Davis Real Estate Portfolio(1)

Fidelity® VIP Balanced Portfolio(1)

Fidelity® VIP Investment Grade Bond Portfolio(1)

Fidelity® VIP Government Money Market Portfolio(1)

Templeton Growth VIP Fund(1)

Franklin Rising Dividends VIP Fund(1)

Janus Henderson VIT Global Research Portfolio(1)

MFS® Core Equity Portfolio(1)

MFS® Investors Trust Series(1)

Guardian Integrated Research VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian U.S. Government Securities VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Small Cap Core VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Select Mid Cap Core VIP Fund(1)

Guardian Small-Mid Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(1)

1.	Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.
2.	Statement of operations for the period January 1, 2024, through December 31, 2024 (date at which the sub-account was not funded) and statement of changes in net assets for the period January 1, 2024, through December 31, 2024 (date at which the sub-account was not funded) and the year ended December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Separate Account F based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Separate Account F in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

B-1

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the investment options of The Guardian Separate Account F since 2000.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, www.pwc.com/us

B-2